ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.7%

CONSUMER DISCRETIONARY 16.7%

Auto Components 0.6%
Drew Industries (1)	1,800	45
Gentex	27,500	391
LKQ Corporation (1)	6,900	152
		588
Automobiles 0.4%
Thor Industries	8,400	346
		346
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions (1)	11,300	472
ITT Educational Services (1)	11,600	769
Jackson Hewitt Tax Service	14,900	447
		1,688
Hotels, Restaurants & Leisure 3.4%
BJ's Restaurants (1)	15,700	346
CEC Entertainment (1)	3,950	125
International Speedway, Class A	1,500	75
Orient-Express, Class A	5,300	198
PF Chang's China Bistro (1)	5,400	188
Rare Hospitality International (1)	16,100	492
Scientific Games, Class A (1)	1,300	41
Shuffle Master (1)	15,600	421
Sonic (1)	16,705	378
Station Casinos	4,000	231
The Cheesecake Factory (1)	7,000	190
WMS Industries (1)	11,000	321
		3,006
Household Durables 0.7%
Harman International	1,800	150
IRobot (1)	10,000	201
MDC Holdings	4,535	211
Toll Brothers (1)	3,900	109
		671
Internet & Catalog Retail 1.5%
Coldwater Creek (1)	29,325	843
Drugstore.com (1)	50,600	175
Nutri/System (1)	4,500	280
		1,298
Leisure Equipment & Products 1.0%
MarineMax (1)	18,600	474
Pool	10,080	388
		862
Media 0.5%
Getty Images (1)	5,500	273
Gray Communications	10,000	64
Morningstar (1)	1,000	37
Triple Crown Media (1)	7,300	53
		427
Multiline Retail 0.1%
Fred's, Class A	6,500	82
		82
Specialty Retail 5.9%
AC Moore Arts & Crafts (1)	28,500	542
Charlotte Russe Holding (1)	8,700	240
Christopher & Banks	12,200	360
Citi Trends (1)	9,200	318
GameStop, Class A (1)	3,000	139
Gymboree (1)	14,700	620
Hibbett Sporting Goods (1)	19,300	505
O'Reilly Automotive (1)	22,000	731
Pacific Sunwear (1)	6,712	101
Ross Stores	6,500	165
TSC (1)	9,500	458
Urban Outfitters (1)	15,600	276
Williams-Sonoma	6,000	194
Zumiez (1)	20,200	545
		5,194
Textiles, Apparel & Luxury Goods 0.7%
Fossil (1)	6,875	148
Quiksilver (1)	31,300	380
Timberland, Class A (1)	3,500	101
		629
Total Consumer Discretionary		14,791
CONSUMER STAPLES 1.5%
Beverages 0.3%
Boston Beer, Class A (1)	7,600	249
		249
Food & Staples Retailing 0.7%
United Natural Foods (1)	18,900	586
		586
Food Products 0.5%
SunOpta (1)	45,100	477
		477
Total Consumer Staples		1,312
ENERGY 9.5%
Energy Equipment & Services 5.1%
Acergy SA ADR (1)	7,600	130
Atwood Oceanics (1)	3,900	175
Bronco Drilling (1)	26,300	462
FMC Technologies (1)	5,000	268
Global Industries (1)	25,500	397
Grey Wolf (1)	20,300	136
Helmerich & Payne	6,600	152
Input/Output (1)	17,600	175
Lone Star Technologies (1)	2,700	131
NS Group (1)	3,200	206
Oil States International (1)	16,800	462
Patterson-UTI Energy	12,500	297
Seacor (1)	2,100	173
TETRA Technologies (1)	21,600	522
Todco (1)	8,000	277
Unit (1)	11,400	524
		4,487
Oil, Gas & Consumable Fuels 4.4%
Bill Barrett (1)	18,700	459
Bois d Arc Energy (1)	20,800	318
Cabot Oil & Gas	12,800	614
Comstock Resources (1)	26,500	719
Forest Oil (1)	7,000	221
Foundation Coal	6,400	207
Helix Energy Solutions (1)	17,900	598
Mariner Energy (1)	8,465	156
Petrohawk Energy (1)	14,520	151
Petroleum Development (1)	5,600	223
Stone Energy (1)	4,400	178
Verasun Energy (1)	1,900	31
		3,875

Total Energy		8,362
FINANCIALS 6.9%

Capital Markets 2.8%
Affiliated Managers Group (1)	8,500	851
Eaton Vance	7,000	202
Greenhill	7,900	529
Harris & Harris Group (1)	7,200	88
Investors Financial Services	4,400	190
optionsXpress	6,800	190
Raymond James Financial	15,150	443
		2,493
Commercial Banks 2.2%
Boston Private Financial	9,700	271
East West Bancorp	15,100	598
Pinnacle Financial Partners (1)	5,400	193
PrivateBancorp	3,600	165
SVB Financial (1)	3,700	165
UCBH	24,300	424
Virginia Commerce Bancorp (1)	6,300	140
		1,956
Diversified Financial Services 0.9%
IntercontinentalExchange (1)	5,900	443
International Securities Exchange, Class A	4,900	230
Nasdaq Stock Market (1)	4,500	136
		809
Insurance 0.9%
Brown & Brown	6,600	201
MaxRe Capital	7,100	163
StanCorp Financial	9,500	424
		788
Real Estate Investment Trusts (REITs) 0.1%
CapitalSource, REIT	3,907	101
		101
Total Financials		6,147
HEALTH CARE 20.0%

Biotechnology 3.5%
Alkermes (1)	10,000	159
BioMarin Pharmaceutical (1)	16,300	232
Cephalon (1)	2,159	133
deCode genetics (1)	14,300	79
Digene (1)	15,300	660
Human Genome Sciences (1)	9,700	112
Martek Biosciences (1)	3,000	65
Myogen (1)	15,100	530
Neurocrine Biosciences (1)	2,700	29
ONYX Pharmaceuticals (1)	7,600	131
Panacos Pharmaceuticals (1)	53,600	266
PDL Biopharma (1)	20,100	386
Senomyx (1)	12,500	192
Vertex Pharmaceuticals (1)	4,202	141
		3,115
Health Care Equipment & Supplies 7.4%
American Medical Systems (1)	15,500	286
ArthroCare (1)	8,700	408
Aspect Medical Systems (1)	19,800	338
Cytyc (1)	15,100	370
Dentsply International	7,800	235
Gen-Probe (1)	9,900	464
Hologic (1)	15,400	670
ICU Medical (1)	6,000	273
IDEXX Laboratories (1)	2,500	228
Immucor (1)	15,600	349
Integra LifeSciences (1)	2,300	86
Invitrogen (1)	6,100	387
Kyphon (1)	14,800	554
Mentor	3,300	166
Meridian Bioscience	11,300	266
Respironics (1)	19,000	733
SonoSite (1)	2,500	71
Steris	16,700	402
Thoratec (1)	17,400	271
		6,557
Health Care Providers & Services 4.4%
Amedisys (1)	4,000	159
Community Health System (1)	6,000	224
Coventry Health Care (1)	9,750	502
DaVita (1)	13,350	773
Gentiva Health Services (1)	9,700	159
Healthspring (1)	4,000	77
Henry Schein (1)	3,000	150
LCA-Vision	1,200	50
LifePoint Hospitals (1)	5,900	208
Manor Care	5,500	288
Matria Healthcare (1)	9,750	271
Omnicare	6,200	267
OPTION CARE	5,000	67
Patterson Companies (1)	1,800	60
Symbion (1)	13,000	239
Triad Hospitals (1)	4,000	176
United Surgical Partners International (1)	8,400	209
		3,879
Health Care Technology 1.0%
Computer Programs and Systems	25,700	842
		842
Life Sciences Tools & Services 1.5%
Charles River Laboratories International (1)	2,500	109
Dionex (1)	1,700	87
Exelixis (1)	12,200	106
Pharmaceutical Product Development	15,200	543
Techne (1)	5,900	300
Varian (1)	4,000	183
		1,328
Pharmaceuticals 2.2%
Medicines Company (1)	22,900	516
Medicis Pharmaceutical, Class A	16,500	534
Noven Pharmaceuticals (1)	20,900	504
Salix Pharmaceuticals (1)	21,959	298
Valeant Pharmaceuticals	5,000	99
		1,951
Total Health Care		17,672
INDUSTRIALS & BUSINESS SERVICES 17.5%
Aerospace & Defense 2.4%
Armor Holdings (1)	8,700	499
Ceradyne (1)	17,200	707
DRS Technologies	4,138	181
MTC Technologies (1)	12,500	300
Teledyne Technologies (1)	7,000	277
United Industrial	3,500	187
		2,151
Air Freight & Logistics 1.4%
Forward Air	11,200	371
UTi Worldwide	30,000	839
		1,210
Airlines 1.7%
Republic Airways (1)	34,900	542
SkyWest	38,500	944
		1,486
Building Products 0.3%
Simpson Manufacturing	3,300	89
Trex (1)	6,800	164
		253
Commercial Services & Supplies 6.7%
Administaff	5,000	169
Advisory Board (1)	20,800	1,051
ChoicePoint (1)	11,266	403
Corporate Executive Board	12,500	1,124
Global Cash Access (1)	10,700	161
Kenexa (1)	25,200	636
Mine Safety Appliances	11,000	392
Navigant Consulting (1)	14,900	299
Resources Global Professionals (1)	21,000	563
Stericycle (1)	7,800	544
Taleo, Class A (1)	20,200	204
Waste Connections (1)	9,500	360
		5,906
Construction & Engineering 0.2%
Insituform Technologies, Class A (1)	7,000	170
		170
Electrical Equipment 0.3%
II-VI (1)	10,600	264
		264
Machinery 2.5%
Actuant, Class A	14,000	701
Bucyrus International, Class A	2,000	85
Kaydon	8,600	318
Kennametal	2,400	136
Manitowoc	5,000	224
Oshkosh Truck	14,500	732
		2,196
Road & Rail 1.8%
Dollar Thrifty Auto Group (1)	7,500	334
Old Dominion Freight Line (1)	24,250	728
U.S. Xpress Enterprises, Class A (1)	17,300	401
Werner Enterprises	7,300	137
		1,600
Trading Companies & Distributors 0.2%
Beacon Roofing Supply (1)	8,100	164
Interline Brands (1)	2,100	52
		216

Total Industrials & Business Services		15,452
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 1.6%
ADTRAN	10,200	243
Anaren (1)	4,000	84
Avocent (1)	5,475	165
F5 Networks (1)	8,900	478
Inter-Tel	9,700	210
Plantronics	6,800	119
Polycom (1)	4,142	102
		1,401
Computers & Peripherals 1.1%
Avid Technology (1)	20,763	756
Intermec (1)	4,000	106
Rackable Systems (1)	4,600	126
		988
Electronic Equipment & Instruments 4.4%
Aeroflex (1)	46,000	473
Color Kinetics (1)	30,100	511
Cyberoptics (1)	41,900	553
FLIR Systems (1)	19,400	527
Itron (1)	9,000	502
Orbotech (1)	8,900	211
Scansource (1)	12,800	388
Symbol Technologies	14,100	210
TTM Technologies (1)	43,700	511
		3,886
Internet Software & Services 2.2%
CNET Networks (1)	33,800	324
CyberSource (1)	29,000	343
Digital Insight (1)	11,000	323
Digital River (1)	5,500	281
Digitas (1)	17,200	165
Jupitermedia (1)	4,400	38
Websense (1)	17,400	376
WebSideStory (1)	10,700	141
		1,991
IT Services 3.4%
CACI International, Class A (1)	7,800	429
Global Payments	9,600	422
Heartland Payment	1,800	47
Inforte (1)	59,700	247
Iron Mountain (1)	5,500	236
Moneygram International	16,400	477
NCI, Class A (1)	30,000	360
RightNow Technologies (1)	18,900	295
SI International (1)	1,200	38
SRA International, Class A (1)	15,400	463
		3,014
Office Electronics 0.5%
Zebra Technologies, Class A (1)	11,875	424
		424
Semiconductor & Semiconductor Equipment 7.0%
Advanced Energy Industries (1)	36,700	625
ATMI (1)	10,500	305
Cognex	23,500	594
Cohu	10,500	187
Cymer (1)	12,700	558
Entegris (1)	25,000	273
Exar (1)	11,000	146
Integrated Device Technology (1)	24,300	390
Intersil, Class A	17,400	427
Micrel (1)	18,600	178
Microchip Technology	1,762	57
Microsemi (1)	17,500	330
Omnivision Technologies (1)	8,300	119
ON Semiconductor (1)	78,300	460
Pericom Semiconductor (1)	8,000	78
Semtech (1)	23,500	300
Spansion, Class A (1)	12,600	210
TriQuint Semiconductor (1)	16,887	88
Varian Semiconductor Equipment (1)	17,850	655
Virage Logic (1)	20,700	189
		6,169
Software 5.7%
Activision (1)	20,000	302
Actuate (1)	29,700	131
Agile Software (1)	20,900	137
Ansys (1)	7,400	327
Epicor Software (1)	13,600	178
FactSet Research Systems	7,500	364
Fair Isaac	10,056	368
FileNet (1)	5,000	174
Hyperion Solutions (1)	18,000	621
Informatica (1)	43,300	588
Jack Henry & Associates	7,800	170
Macrovision (1)	11,100	263
NAVTEQ (1)	6,000	157
Open Solutions (1)	7,900	228
Quest Software (1)	12,000	171
Radiant Systems (1)	33,250	402
Red Hat (1)	11,400	240
Sonic Solutions (1)	11,300	172
Witness Systems (1)	1,900	33
		5,026
Total Information Technology		22,899
MATERIALS 0.9%
Chemicals 0.4%
Symyx Technologies (1)	15,700	333
		333
Construction Materials 0.1%
Florida Rock Industries	2,000	77
		77
Metals & Mining 0.4%
Reliance Steel & Aluminum	2,000	64
Steel Dynamics	6,100	308
		372
Total Materials		782
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.0%
Ntelos (1)	2,700	34
		34
Wireless Telecommunication Services 0.8%
NII Holdings, Class B (1)	4,800	298
SBA Communications (1)	4,000	97
Syniverse (1)	9,000	135
Wireless Facilities (1)	60,000	129
		659
Total Telecommunication Services		693
Total Common Stocks (Cost $66,636)		88,110
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities
99.7% of Net Assets (Cost $66,637)		$88,111

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $66,637,000. Net unrealized gain aggregated $21,474,000 at period-end, of which $25,650,000 related to appreciated investments and $4,176,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $52,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $1,000 and $1,137,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006